Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.34%
Basic Industry — 7.57%
Axalta Coating Systems †	15,750	$ 474,075
Berry Global Group †	20,351	1,308,366
Celanese	5,400	841,158
Crown Holdings	7,400	738,224
Graphic Packaging Holding	57,350	1,099,399
Huntsman	44,000	1,162,040
Newmont	7,400	464,868
		6,088,130
Business Services — 1.67%
Brink's	9,850	758,056
ManpowerGroup	4,900	581,042
		1,339,098
Capital Spending — 10.48%
AECOM †	16,100	1,013,656
Allison Transmission Holdings	11,050	441,006
AMETEK	3,900	542,295
Gates Industrial †	33,350	603,968
ITT	15,100	1,478,441
KBR	37,300	1,443,510
Oshkosh	7,600	908,580
Quanta Services	14,300	1,299,870
United Rentals †	2,100	692,055
		8,423,381
Consumer Cyclical — 5.90%
Aptiv †	6,100	1,017,785
DR Horton	15,250	1,455,307
Johnson Controls International	15,318	1,094,012
Stanley Black & Decker	5,950	1,172,448
		4,739,552
Consumer Services — 9.32%
AutoZone †	650	1,055,320
Cable One	300	566,397
Darden Restaurants	5,950	867,986
Dollar Tree †	6,100	608,719
Hasbro	5,700	566,808
Marriott International Class A †	8,970	1,309,441
Polaris	5,400	707,778
PVH †	3,050	319,091
Ross Stores	4,500	552,105
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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
VF	7,650	$ 613,530
ViacomCBS Class B	8,000	327,440
		7,494,615
Consumer Staples — 2.71%
Campbell Soup	6,300	275,436
Conagra Brands	14,650	490,629
Kellogg	7,600	481,536
Tyson Foods Class A	6,250	446,625
US Foods Holding †	14,150	485,911
		2,180,137
Energy — 4.54%
Cabot Oil & Gas	34,700	555,200
Hess	22,250	1,700,790
Marathon Oil	82,250	953,278
Valero Energy	6,600	442,002
		3,651,270
Financial Services — 19.90%
Affiliated Managers Group	5,000	792,200
Allstate	8,950	1,163,947
American Financial Group	8,850	1,119,437
Assurant	5,400	852,174
East West Bancorp	26,400	1,878,360
Globe Life	7,275	677,375
Hancock Whitney	19,100	834,861
Hartford Financial Services Group	19,650	1,250,133
KeyCorp	59,650	1,172,719
Raymond James Financial	12,300	1,592,604
Reinsurance Group of America	6,250	688,625
Signature Bank	4,100	930,577
Synchrony Financial	31,550	1,483,481
Synovus Financial	18,900	773,010
Western Alliance Bancorp	8,500	788,970
		15,998,473
Healthcare — 5.99%
AmerisourceBergen	6,050	739,128
Quest Diagnostics	6,650	942,970
Service Corp. International	10,950	684,266
STERIS	3,800	828,210
Syneos Health †	6,700	600,789
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(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Zimmer Biomet Holdings	6,250	$ 1,021,375
		4,816,738
Real Estate Investment Trusts — 8.53%
Apartment Income REIT	20,227	1,064,749
Brandywine Realty Trust	43,400	605,864
Host Hotels & Resorts †	30,100	479,493
Kimco Realty	38,500	821,205
Life Storage	11,025	1,293,894
MGM Growth Properties Class A	23,300	880,740
Outfront Media †	27,800	664,142
Spirit Realty Capital	20,900	1,049,598
		6,859,685
Technology — 12.87%
Agilent Technologies	8,450	1,294,793
Avnet	16,100	665,252
Ciena †	12,700	738,378
Citrix Systems	1,750	176,313
Fiserv †	3,350	385,619
Flex †	50,950	915,571
Keysight Technologies †	6,425	1,057,234
ON Semiconductor †	17,050	665,973
Qorvo †	5,900	1,118,581
Synopsys †	5,150	1,483,148
Teradyne	12,000	1,524,000
Western Digital †	5,000	324,650
		10,349,512
Transportation — 3.03%
CSX	11,350	366,832
JB Hunt Transport Services	3,550	597,998
Kirby †	8,700	503,817
Southwest Airlines †	19,200	969,984
		2,438,631
Utilities — 5.83%
CMS Energy	13,800	852,702
Edison International	9,300	506,850
MDU Resources Group	17,400	551,928
NRG Energy	18,400	758,816
Public Service Enterprise Group	16,350	1,017,460
WEC Energy Group	5,800	546,012
NQ-577 [7/21] 9/21 (1845841)    3

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Xcel Energy	6,600	$ 450,450
		4,684,218
Total Common Stock (cost $53,238,917)		79,063,440

Short-Term Investments — 1.70%
Money Market Mutual Funds — 1.70%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	340,770	340,770
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	340,770	340,770
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	340,770	340,770
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	340,771	340,771
Total Short-Term Investments (cost $1,363,081)		1,363,081
Total Value of Securities—100.04% (cost $54,601,998)		80,426,521

Liabilities Net of Receivables and Other Assets—(0.04%)		(32,589)
Net Assets Applicable to 10,246,587 Shares Outstanding—100.00%		$80,393,932
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust
4    NQ-577 [7/21] 9/21 (1845841)